UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional
Liquidity Portfolio, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2008

Date of reporting period:	3/31/2008

Item 1 – Reports to Stockholders

ANNUAL REPORT

MARCH 31, 2008

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./

INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the

preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Your Series’ Performance

Series objective

The investment objective of the Prudential Institutional Liquidity Portfolio, Inc. (PILP)/Institutional Money Market Series is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Series will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our websites at www.prudential.com and www.jennisondryden.com.

Gross operating expenses: Class A, 0.36%; Class I, 0.24%. Net operating expenses apply to: Class A, 0.20%; Class I, 0.15%, after contractual reduction through 7/31/2009.

Series Facts as of 3/31/08
	7-Day Current Yield†	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
PILP Class A*	2.94%	$1.00	28 Days	$998.9
PILP Class I**	2.99%	$1.00	28 Days	$760.8
iMoneyNet, Inc. Prime Institutional Universe Average***	2.92%	N/A	41 Days	N/A

†

The 7-Day Current Yields for Class A and Class I are net of expense reimbursements, management and distribution fee waivers. Without such expense reimbursements, management and distribution fee waivers, the yields would have been lower.

*	Class A shares are subject to distribution and service (12b-1) fees.
**	Class I shares are not subject to distribution and service (12b-1) fees.
***	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Institutional Universe Average category as of March 25, 2008, the closest date before the end of the Series’ current reporting period.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	1

Your Series’ Performance (continued)

Institutional Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Yields would have been lower without expense reimbursements, management and distribution fee waivers. Current performance may be lower or higher than the past performance data quoted. The investment return will fluctuate, and although the Series seeks to preserve the net asset value at $1 per share, principal value may fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our websites at www.prudential.com and www.jennisondryden.com.

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Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the PILP/Institutional Money Market Series and the iMoneyNet, Inc. Prime Institutional Universe Average every Tuesday from March 27, 2007 to March 25, 2008, the closest dates before the beginning and end of the Series’ current reporting period. The data portrayed for the Series at the end of the reporting period in the graphs may not match the data portrayed in the Series Facts table as of March 31, 2008.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	3

Strategy and Performance Overview

How did the Series perform?

The Series provided competitive yields compared to its peer group and the net asset value of its two share classes remained at $1.00 per share during its 12-month reporting period ended March 31, 2008.

How is the Series managed?

Prudential Fixed Income employs a team-based approached to manage the Series. Research plays a key role in this process. Senior investment professionals develop a quarterly market outlook that provides an overall view on the economy, interest rates, the yield curve, and risk levels in the major bond markets. This outlook helps set broad investment strategies for the Series. In selecting investments for the Series, portfolio managers work closely with credit research analysts.

What were conditions like in the credit markets?

The reporting period was one of extreme volatility and unprecedented risk aversion. Through August 2007, the Federal Reserve (the Fed) left its target for the federal funds rate charged on overnight loans between banks at 5.25% as it focused on inflationary risks in the U.S. economy. In the meantime, doubts about the credit worthiness of debt securities with underlying exposure to sub-prime mortgages began to surface and caused the credit markets to seize up in August. Concerned that the economy would suffer in the wake of financial institutions’ multibillion-dollar write-downs on mortgage-related debt securities, the Fed initially cut short-term rates by 50 basis points in September 2007, lowering the target for the federal funds rate to 4.75%. Shortly thereafter, it became apparent the magnitude of the financial crisis required more aggressive and inventive measures to ease stress in the credit markets.

Consequently, the Fed not only cut short-term rates an additional 250 basis points from October 2007 through March 2008, it also unveiled several innovative steps aimed at boosting liquidity in the financial markets. Most notably, it allowed investment banks to borrow from its discount window on much the same terms as commercial banks.

How did the Series invest during the reporting period?

The majority of the Series’ investments were limited to securities of high-quality issuers that matured in three months or less. This prudent strategy was deemed necessary because of the combination of heightened risk aversion and impaired liquidity permeating the credit markets. As a result of its emphasis on securities maturing in three months or less, the Series’ weighted average maturity was shorter than that of the average comparable portfolio for much of its reporting period.

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The Series benefited further from its conservative stance on credit that included rigorous due diligence in reviewing and assessing companies to determine minimal credit risk. Consequently, the Series avoided investing in short-term securities that became problematic as the sub-prime mortgage crisis unfolded.

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Fees and Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2007, at the beginning of the period, and held through the six-month period ended March 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Institutional Liquidity Portfolio, Inc./ Institutional Money Market Series		Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio Based on the Six-Month Period*	Expenses Paid During the Six- Month Period**

Class A	Actual	$1,000.00	$1,022.80	0.20%	$1.01
	Hypothetical	$1,000.00	$1,024.00	0.20%	$1.01

Class I	Actual	$1,000.00	$1,023.10	0.15%	$0.76
	Hypothetical	$1,000.00	$1,024.25	0.15%	$0.76

* Net of expense reimbursements, management and distribution fee waivers.

** Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2008, and divided by the 366 days in the Series’ fiscal year ended March 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of the underlying fund in which the Series may invest.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	7

Portfolio of Investments

as of March 31, 2008

Principal Amount (000)	Description	Value (Note 1)

CERTIFICATES OF DEPOSIT 17.0%
$18,000	Barclays BK PLC 5.37%, 6/4/08	$18,000,000
22,000	Branch Banking & Trust Co. 2.935%, 6/11/08	22,000,000
20,000	HBOS Treasury Services PLC 5.40%, 6/11/08	20,000,000
35,000	M&I Marshall And Ilsley Bank 3.00%, 5/20/08	35,000,000
30,000	Regions Bank 3.00%, 5/27/08	30,000,000
10,000	3.00%, 5/30/08	10,000,000
25,000	Royal Bank of Scotland/New York 3.03%, 5/20/08	25,000,000
100,000	State Street Bank & Trust Co. 3.01%, 4/30/08	100,000,000
15,000	Swedbank AB 3.00%, 5/30/08	15,000,000
25,000	Unicredito Italiano New York 5.00%, 4/21/08	25,000,000

		300,000,000

COMMERCIAL PAPER 30.9%
33,109	Allianz Finance Corp., 144A 3.02%, 4/14/08(b)	33,072,893
31,000	Bank of America Corp. 2.94%, 5/12/08(b)	30,896,202
10,000	2.95%, 5/23/08(b)	9,957,389
43,000	Citigroup Funding, Inc. 3.08%, 5/28/08(b)	42,790,304
35,000	3.10%, 5/14/08(b)	34,870,403
30,000	4.90%, 4/21/08(b)	29,918,333
24,000	Dexia Delaware LLC 3.06%, 6/4/08(b)	23,869,440
15,000	Fortis Funding LLC, 144A 3.02%, 5/19/08(b)	14,939,600
10,000	ING America Insurance Holdings 3.77%, 4/17/08(b)	9,983,244
16,034	JPMorgan Chase & Co. 2.94%, 5/12/08(b)	15,980,313
15,000	Long Lane Master Trust IV, 144A 3.03%, 4/11/08(b)	14,987,375
15,094	3.05%, 4/17/08(b)	15,073,539

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	9

Portfolio of Investments

as of March 31, 2008 continued

Principal Amount (000)	Description	Value (Note 1)

COMMERCIAL PAPER (Continued)
$33,000	Nestle Finance France, S.A., 144A 2.44%, 6/19/08(b)	$32,823,303
10,000	2.75%, 7/21/08(b)	9,915,208
25,000	PNC Funding Corp. 3.225%, 4/28/08(b)	24,939,531
10,000	Prudential PLC, 144A 3.80%, 4/22/08(b)	9,977,833
12,100	Stadshypotek Delaware Inc., 144A 3.15%, 4/22/08(b)	12,077,766
5,100	3.15%, 5/5/08(b)	4,985,125
10,000	Swedbank AB 2.73%, 6/11/08(b)	9,946,158
20,000	Swedbank Mortgage AB 3.10%, 5/23/08(b), 144A	19,910,444
26,000	3.13%, 5/21/08(b)	25,886,972
9,000	3.89%, 4/22/08(b)	8,979,578
35,000	Swiss RE Financial Products, 144A 2.94%, 5/12/08(b)	34,882,809
25,000	Tulip Funding Corp., 144A 3.01%, 4/28/08(b)	24,943,563
33,000	3.035%, 4/14/08(b)	32,963,833
15,000	Unicredito Italiano Bank Ireland, 144A 3.00%, 5/8/08(b)	14,953,750

		543,524,908

OTHER CORPORATE OBLIGATIONS 35.6%
63,000	Banco Espanol de Credito, 144A 3.941%, 8/11/08(a)	63,000,000
25,000	Bank of Scotland, 144A 3.065%, 9/5/08(a)	25,000,000
10,000	BMW US Capital LLC, 144A 3.086%, 9/4/08(a)	10,000,000
19,000	Caja de Ahorro y Monte de Piedad de Madrid, S.A., 144A 4.0438%, 8/12/08(a)	19,000,000
34,000	General Electric Capital Corp., MTN 2.6062%, 10/24/08(a)	33,990,637
13,540	3.3437%, 7/28/08(a)	13,545,315
10,000	3.50%, 5/1/08	10,003,896
	Genworth Life Insurance Co. 2.6787%, 8/22/08(a)(d)(e)
23,000	(original cost $23,000,000; date purchased 7/21/05)	23,000,000
22,000	HSBC Finance Corp. 3.10%, 9/6/08(a)	22,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

OTHER CORPORATE OBLIGATIONS (Continued)
$35,000	HSBC USA, Inc., MTN 2.828%, 8/15/08(a)	$35,000,000
50,000	Irish Life & Permanent PLC, MTN 2.649%, 8/20/08(a)	49,999,647
13,000	John Deere Capital Corp., MTN 2.7788%, 9/25/08(a)	12,996,053
52,000	JPMorgan Chase & Co., MTN 3.00%, 8/11/08(a)	52,000,000
12,000	3.109%, 9/2/08(a)	12,000,000
10,000	Kommunalkredit Austria AG, MTN, 144A 2.629%, 8/22/08(a)	10,000,000
40,000	Merrill Lynch & Co. 2.739%, 8/22/08(a)	39,972,902
	MetLife Insurance Co. of Connecticut 3.1081%, 7/7/08(a)(d)(e)
9,000	(original cost $9,000,000; date purchased 7/6/07)	9,000,000
	3.33%, 2/25/09(a)(d)(e)
13,000	(original cost $13,000,000; date purchased 2/22/08)	13,000,000
46,000	Morgan Stanley, MTN 3.269%, 10/31/08(a)	46,000,000
43,800	Nordea Bank AB, 144A 3.02%, 8/8/08(a)	43,799,970
12,430	3.0481%, 9/8/08(a)	12,429,658
25,000	PACCAR Financial Corp., MTN 3.1094%, 9/2/08(a)	25,000,000
36,000	Skandinaviska Enskilda Banken AB 2.795%, 8/19/08(a)	36,000,000
9,000	Wal-Mart Stores, Inc. 2.70%, 6/16/08(a)	8,999,142

		625,737,220

REPURCHASE AGREEMENT
525	Deutsche Bank Securities, Inc. 2.75%, dated 3/31/08, due 4/1/08 in the amount of $525,040 (cost $525,000; the value of the collateral including accrued interest was $535,500)(g)	525,000

U. S. GOVERNMENT AGENCY OBLIGATIONS 6.2%
	Federal Home Loan Bank(a)
54,000	2.315%, 2/27/09	54,000,000
20,000	2.35%, 3/27/09	20,000,000
25,000	2.66%, 2/19/09	25,000,000
10,000	2.718%, 2/17/09	10,000,000

		109,000,000

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	11

Portfolio of Investments

as of March 31, 2008 continued

Shares	Description	Value (Note 1)

AFFILIATED MONEY MARKET MUTUAL FUND 10.1%
177,637,750	Dryden Core Investment Fund-Taxable Money Market Series(c) (cost $177,637,750; Note 3)	$177,637,750

	Total Investments 99.8% (amortized cost $1,756,424,878)(f)	1,756,424,878
	Other assets in excess of liabilities 0.2%	3,310,120

	Net Assets 100.0%	$1,759,734,998

The following annotations have been used in the Portfolio:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at March 31, 2008.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $45,000,000. The aggregate value of $45,000,000 is 2.6% of net assets.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(g)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2008 were as follows:

Commercial Banks	34.8%
Financial Services	20.7
Security Brokers & Dealers	10.6
Affiliated Money Market Mutual Fund	10.1
Asset Backed Securities	9.9
U.S. Government Agency	6.2
Life Insurance	5.9
Mortgage Bankers	1.1
Retail	0.5

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of March 31, 2008

Assets
Investments, at amortized cost which approximates market value:
Unaffiliated investments	$1,578,787,128
Affiliated investments	177,637,750
Dividends and interest receivable	4,859,877
Prepaid expenses	13,966

Total assets	1,761,298,721

Liabilities
Dividends payable	1,178,773
Management fee payable	161,776
Accrued expenses	94,287
Affiliated transfer agent fee payable	68,247
Distribution fee payable	44,417
Deferred directors’ fees	15,851
Payable to custodian	372

Total liabilities	1,563,723

Net Assets	$1,759,734,998

Net assets were comprised of:
Common stock, at par	$1,759,735
Paid-in capital in excess of par	1,757,975,263

Net assets, March 31, 2008	$1,759,734,998

Class A
Net asset value, offering price and redemption price per share ($998,922,186 ÷ 998,922,186 shares of $.001 par value common stock issued and outstanding)	$1.00

Class I
Net asset value, offering price and redemption price per share ($760,812,812 ÷ 760,812,812 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	13

Statement of Operations

Year Ended March 31, 2008

Net Investment Income
Income
Unaffiliated interest income	$92,912,323
Affiliated dividend income	9,949,100

Total income	102,861,423

Expenses
Management fee	4,082,974
Distribution fee—Class A	1,254,801
Transfer agent’s fees and expenses (including affiliated expense of $292,000)	298,000
Custodian’s fees and expenses	212,000
Registration fees	135,000
Directors’ fees	47,000
Insurance expenses	40,000
Legal fees and expenses	40,000
Reports to shareholders	33,000
Audit fee	19,000
Interest expense	9,003
Miscellaneous expenses	27,354

Total expenses	6,198,132
Less: Expense Subsidy (Note 4)	(828,415)
Management fee waiver (Note 2)	(1,020,743)
Distribution fee waiver (Note 2)	(731,967)

Net expenses	3,617,007

Net investment income	99,244,416

Realized Gain On Investments
Net realized gain on investment transactions	43,803

Net Increase In Net Assets Resulting From Operations	$99,288,219

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended March 31,
	2008	2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$99,244,416	$88,279,103
Net realized gain on investment transactions	43,803	9,322

Net increase in net assets resulting from operations	99,288,219	88,288,425

Dividends and distributions (Note 1)
Class A	(50,486,438)	(37,556,333)
Class I	(48,801,781)	(50,732,092)

	(99,288,219)	(88,288,425)

Series share transactions (Net of conversions) (Note 6)
Net proceeds from shares sold	10,070,574,811	9,822,674,135
Net asset value of shares issued in reinvestment of dividends and distributions	89,558,497	81,554,689
Cost of shares reacquired	(10,414,813,896)	(9,341,336,758)

Net increase (decrease) in net assets from Series share transactions	(254,680,588)	562,892,066

Total increase (decrease)	(254,680,588)	562,892,066

Net Assets
Beginning of year	2,014,415,586	1,451,523,520

End of year	$1,759,734,998	$2,014,415,586

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	15

Notes to Financial Statements

Prudential Institutional Liquidity Portfolio, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund was organized as a corporation under the laws of Maryland on September 1, 1987. The Fund consists of two series—the Institutional Money Market Series (the “Series”) and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series may hold up to 10% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

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Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated sub custodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	17

Notes to Financial Statements

continued

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM’s performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .20 of 1% of the Series’ average daily net assets. PI has contractually agreed to waive a portion (.05 of 1% of the Series’ average daily net assets) of its management fee, which amounted to $1,020,743 ($.0006 per share) for the year ended March 31, 2008. The Series is not required to reimburse PI for such waiver.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series’ Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series’ Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series’ average daily net assets of the Class A shares. PIMS has contractually agreed to waive a portion (.07 of 1% of the Series’ average daily net assets of the Class A shares) of the distribution fee, which amounted to $731,967 ($.0007 per Class A share) for the year ended March 31, 2008. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

18	Visit our websites at www.prudential.com and www.jennisondryden.com agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the year ended March 31, 2008, the Series incurred approximately $24,400 in total networking fees, of which approximately $24,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Expense Subsidy

PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the year ended March 31, 2008, such reimbursement amounted to $828,415 ($.0005 per share for Class A and I shares; .04 of 1% of the Series’ average daily net assets).

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized capital gain on investments and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gains on investments. For the year ended March 31, 2008, the adjustment was to decrease accumulated net realized gain on investments and increase undistributed net investment income by $43,803 due to redesignation of distributions between ordinary income and short-term capital gains. Net investment income, net realized capital gains and net assets were not affected by this change.

For the years ended March 31, 2008 and March 31, 2007, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets were $99,288,219 and $88,288,425, respectively, from ordinary income.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	19

Notes to Financial Statements

continued

As of March 31, 2008, the accumulated undistributed earnings on a tax basis was $1,194,624 from ordinary income (includes a timing difference of $1,178,773 for dividends payable).

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

As of March 31, 2008 Prudential owned $22,950,731 Class A shares and $331,045,857 Class I shares.

Class A	Share and Dollar Amounts
Year ended March 31, 2008:
Shares sold	1,926,745,580
Shares issued in reinvestment of dividends and distributions	44,584,369
Shares reacquired	(1,694,118,679)

Net increase (decrease) in shares outstanding before conversion	277,211,270
Shares reacquired upon conversion into Class I	(216,549,689)

Net increase (decrease) in shares outstanding	60,661,581

Year ended March 31, 2007:
Shares sold	1,717,712,055
Shares issued in reinvestment of dividends and distributions	33,772,039
Shares reacquired	(1,172,632,730)

Net increase (decrease) in shares outstanding before conversion	578,851,364
Shares reacquired upon conversion into Class I	(113,583,591)

Net increase (decrease) in shares outstanding	465,267,773

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Class I	Share and Dollar Amounts
Year ended March 31, 2008:
Shares sold	8,143,829,231
Shares issued in reinvestment of dividends and distributions	44,974,128
Shares reacquired	(8,720,695,217)

Net increase (decrease) in shares outstanding before conversion	(531,891,858)
Shares issued upon conversion from Class A	216,549,689

Net increase (decrease) in shares outstanding	(315,342,169)

Year ended March 31, 2007:
Shares sold	8,104,962,080
Shares issued in reinvestment of dividends and distributions	47,782,650
Shares reacquired	(8,168,704,028)

Net increase (decrease) in shares outstanding before conversion	(15,959,298)
Shares issued upon conversion from Class A	113,583,591

Net increase (decrease) in shares outstanding	97,624,293

Note 7. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	21

Financial Highlights

Class A
Year Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains(b)	.048
Dividends and distributions to shareholders	(.048)

Net asset value, end of year	$1.00

Total Return(a):	4.97%
Ratios/Supplemental Data:
Net assets, end of year (000)	$998,922
Average net assets (000)	$1,045,667
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	.20%
Expenses, excluding distribution and service (12b-1) fees(c)	.15%
Net investment income(b)	4.83%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Net of management and distribution fee waiver and expense subsidy (Notes 2 and 4).
(c)	Net of management fee waiver and expense subsidy (Notes 2 and 4).
(d)	Does not include expenses of the underlying fund in which the Series invests.

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2007	2006	2005	2004

$1.00	$1.00	$1.00	$1.00

.051	.036	.016	.010
(.051)	(.036)	(.016)	(.010)

$1.00	$1.00	$1.00	$1.00

5.22%	3.63%	1.55%	1.04%

$938,261	$472,993	$268,561	$331,762
$734,585	$323,012	$317,021	$383,687

.20%	.20%	.20%	.20%
.15%	.15%	.15%	.15%
5.11%	3.71%	1.54%	1.03%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	23

Financial Highlights

continued

Class I
Year Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains(b)	.049
Dividends and distributions to shareholders	(.049)

Net asset value, end of year	$1.00

Total Return(a):	5.02%
Ratios/Supplemental Data:
Net assets, end of year (000)	$760,813
Average net assets (000)	$995,820
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(b)	.15%
Expenses, excluding distribution and service (12b-1) fees(b)	.15%
Net investment income(b)	4.90%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Net of management fee waiver and expense subsidy (Notes 2 and 4).
(c)	Does not include expenses of the underlying fund in which the Series invests.

See Notes to Financial Statements.

24	Visit our websites at www.prudential.com and www.jennisondryden.com

Class I
Year Ended March 31,
2007	2006	2005	2004

$1.00	$1.00	$1.00	$1.00

.051	.037	.016	.011
(.051)	(.037)	(.016)	(.011)

$1.00	$1.00	$1.00	$1.00

5.27%	3.68%	1.60%	1.09%

$1,076,155	$978,531	$1,380,740	$1,959,985
$988,027	$1,127,926	$1,547,937	$1,688,851

.15%	.15%	.15%	.15%
.15%	.15%	.15%	.15%
5.13%	3.60%	1.53%	1.07%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	25

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

Prudential Institutional Liquidity Portfolio, Inc.—Institutional Money Market Series:

We have audited the accompanying statement of assets and liabilities of Prudential Institutional Liquidity Portfolio, Inc.—Institutional Money Market Series (the “Series”), including the portfolio of investments, as of March 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate audit procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Series as of March 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 27, 2008

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Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end (March 31, 2008) as to the federal status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended March 31, 2008, dividends were paid of $0.048 and $0.049 per share from net investment income for Class A and Class I shares, respectively, which are taxable as ordinary income.

The Fund intends to designate 80.84% of the ordinary income dividends paid qualify as interest related dividends under the American Jobs Creation Act of 2004.

Interest-related dividends and short-term capital gain dividends do not include any distributions paid by a Fund with respect to Fund tax years beginning after December 31, 2007. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year ended March 31, 2008.

In January 2009, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2008.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	27

MANAGEMENT OF THE FUND

Information about Fund Directors/Trustees (referred to herein as “Board Members”) and Fund Officers is set forth below. Board Members who are not deemed to be “interested persons,” as defined in the Investment Company Act of 1940, as amended (1940 Act) are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen (1)	Principal Occupation(s) During Past Five Years	Other Directorships Held
Linda W. Bynoe (55) Board Member Portfolios Overseen: 59	President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co.

Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (since April 2006).

David E.A. Carson (73) Board Member Portfolios Overseen: 63	Director (since October 2007) of ICI Mutual Insurance Company; formerly President, Chairman and Chief Executive Officer of People’s Bank (1987 – 2000).	None.
Robert E. La Blanc (74) Board Member Portfolios Overseen: 61	President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).	Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).
Douglas H. McCorkindale (68) Board Member Portfolios Overseen: 59

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media)

Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Richard A. Redeker (64) Board Member Portfolios Overseen: 60	Retired Mutual Fund Executive (36 years); Director of Management Consultant (since 2001); Director of Penn Tank Lines, Inc. (since 1999)	None.
Robin B. Smith (68) Board Member & Independent Chair Portfolios Overseen: 61	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (1992-2006).

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Stephen G. Stoneburn (64) Board Member Portfolios Overseen: 61

President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).

None.
Clay T. Whitehead (69) Board Member Portfolios Overseen: 61	President (since 1983) of YCO (new business development firm).	None.

Interested Board Members
Judy A. Rice (60) Board Member & President Portfolios Overseen: 59

President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute

None.
Robert F. Gunia (61) Board Member & Vice President Portfolios Overseen: 149

Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.

Vice President and Director (since May 1989), Treasurer (since 1999) of The Asia Pacific Fund, Inc.; and Vice President (since January 2007) of The Greater China Fund, Inc.

[1]	The year that each Board Member joined the Fund’s Board is as follows:

Linda W. Bynoe, 2005; David E.A. Carson, 2003; Robert E. La Blanc, 1996; Douglas H. McCorkindale, 2003; Richard A. Redeker, 2003; Robin B. Smith, 1987; Stephen G. Stoneburn, 1996; Clay T. Whitehead, 1999; Judy A. Rice, Board Member since 2000 and President since 2003; Robert F. Gunia, Board Member and Vice President since 1996.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series

Fund Officers (a), (1)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (55) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (50) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (49) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (33) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (36) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (45) Assistant Secretary

Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Timothy J. Knierim (49) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (49) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Noreen M. Fierro (43) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

Grace C. Torres (48) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

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M. Sadiq Peshimam (44) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.
Peter Parrella (49) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes interested Board Members who also serve as President or Vice President.
(1)	The year that each individual became a Fund officer is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 2004; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim; 2007; Valerie M. Simpson, 2007; Noreen M. Fierro, 2006; Grace C. Torres, 2000; M. Sadiq Peshimam, 2006; Peter Parrella, 2007.

Explanatory Notes

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 521-7466	www.prudential.com www.jennisondryden.com

PROXY VOTING
The Board of Directors of PILP has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ websites and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9656 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our websites at www.prudential.com and www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Series can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ websites as of the end of each fiscal quarter.

The Series’ Statement of Additional Information contains additional information about the Series’ Directors and is available without charge upon request by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PILP/Institutional Money Market Series
Share Class	Class A	Class I
NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

MF137E    IFS-A148155    Ed. 05/2008

Item 2 – Code of Ethics—See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended March 31, 2008 and March 31, 2007 KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $19,244 and $18,313, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2008 and 2007. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2008 and 2007 was $26,200 and $317,300, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 21, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 21, 2008

*	Print the name and title of each signing officer under his or her signature.